Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10257
Entity Registrant Name	BARCLAYS BANK PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,342,558,515
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends our Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on February 20, 2024 (the “Original Filing Date”). This Amendment No. 1 is being filed in order to separate the consolidated statement of cashflows on page 125 and the parent company balance sheet on page 126 of the previously filed Form 20-F, which appear superimposed in the previously filed Form 20-F. The consolidated financial statements and notes to the consolidated financial statements remain the same as the previously filed Form 20-F.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, this Amendment No. 1 includes new certifications required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, as amended, dated as of the filing date of this Amendment No. 1.Except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Form 20-F to give effect to any subsequent events. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Form 20-F are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above.
Amendment Flag	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0000312070
iPath® Bloomberg Commodity Index Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Commodity Index Total ReturnSM ETN
Trading Symbol	DJP
Security Exchange Name	NYSEArca
iPath® Series B Carbon ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Carbon ETN
Trading Symbol	GRN
Security Exchange Name	NYSEArca
iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Trading Symbol	VXX
iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Trading Symbol	VXZ
iPath® Select MLP ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Select MLP ETN
Trading Symbol	ATMP
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	KATHRYN ROBERTS
City Area Code	+44
Local Phone Number	(0)20 7116 3170